Consolidated Statements of Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 16,480,824	$ 22,910,284
Federal funds sold	3,322,255	17,661,389
Total cash and cash equivalents	19,803,079	40,571,673
Trading securities	5,630,100	7,010,349
Securities available-for-sale	228,369,261	193,605,166
Securities held-to-maturity (fair value $30,780,414 and $49,264,203 respectively)	29,077,365	47,198,910
Mortgage loans held for sale	1,029,488	688,416
Loans receivable	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans receivable	310,673,737	285,915,539
Federal Home Loan Bank stock, at cost	1,935,800	2,101,700
Premises and equipment, net	20,669,351	21,379,743
Accrued interest receivable	2,064,557	2,226,551
Bank owned life insurance	17,576,358	16,978,468
Other assets	17,545,287	21,089,384
Goodwill	25,462,675	23,982,454
Other intangible assets	1,554,380	964,226
Total Assets	681,391,438	663,712,579
Liabilities and Stockholders' Equity
Interest bearing deposits	492,454,671	481,505,452
Non-interest bearing deposits	75,809,939	69,119,138
Borrowings	6,000,000	11,000,000
Other liabilities	14,086,827	14,126,801
Total liabilities	588,351,437	575,751,391
Commitments and contingent liabilities (Note 15)
Oneida Financial Corp. Stockholders' equity:
Preferred stock, 10,000,000 shares authorized ; 0 issued and outstanding
Common stock, $.01 par value, 30,000,000 shares authorized; 7,024,596 issued at December 31, 2012; 6,915,570 shares issued at December 31, 2011	70,246	69,156
Additional paid-in capital	42,684,045	43,396,150
Retained earnings	49,675,836	47,210,558
Accumulated other comprehensive income (loss)	910,594	(2,122,238)
Treasury stock (at cost, 0 shares and 2,521 shares)		(19,790)
Unearned employee stock ownership plan (ESOP) (44,965 and 78,956 shares)	(359,720)	(631,648)
Total Oneida Financial Corp. stockholders' equity - controlling interest	92,981,001	87,902,188
Noncontrolling interest	59,000	59,000
Total stockholders' equity	93,040,001	87,961,188
Total Liabilities and Stockholders' Equity	$ 681,391,438	$ 663,712,579